31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
ASSETS
Cash equivalents - Cash investments (Note 6) - CDI	R$ 1,587	R$ 326
Marketable securities (Note 7) - CDI / SELIC	4,125	753
Restricted cash - CDI	64
CVA and in tariffs (Note 14) - SELIC	4,058
Assets	54,083	50,526	[1]	R$ 59,855
LIABILITIES
Loans, financing and debentures (Note 22) - CDI	(2,310)	(14,777)
Sector financial liabilities (note 14)	(9,690)	(7,913)	[1]	R$ (23,394)
Total liabilities	(36,605)	34,423	[1]
Net assets (liabilities) exposed	3,295	(2,779)
Domestic currency [member]
ASSETS
Cash equivalents - Cash investments (Note 6) - CDI	1,587	326
Marketable securities (Note 7) - CDI / SELIC	4,125	753
Restricted cash - CDI	64	12
CVA and in tariffs (Note 14) - SELIC	133	882
Assets	5,909	1,973
LIABILITIES
Loans, financing and debentures (Note 22) - CDI	(2,310)	(3,773)
Loans, financing and debentures (Note 22) - TJLP	(73)	(244)
Sector financial liabilities (note 14)	(231)
Total liabilities	(2,614)	(4,017)
Net assets (liabilities) exposed	R$ 3,295	R$ (2,044)

[1]	See note 2.8.